SALUDA GRADE MORTGAGE FUNDING LLC ABS-15G

Exhibit 99.1 - Schedule 3

Exception Grades
Run Date - 10/12/2026 9:15:10 AM
SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Waived with Regrade	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
[Redacted]	1000164263	1000164263		33135727			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		Most Recent Valuation Inspection Date: [redacted] Disaster End Date: [redacted] Disaster Name: [redacted] Disaster Declaration Date: [redacted]	Property inspected post disaster but pre-FEMA declaration of disaster end date. Borrower has been employed in the same industry for more than [redacted] years. Borrower has verified disposable income of at least $[redacted]. Borrower has worked in the same position for more than [redacted] years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [redacted]%.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: [redacted].	Aggregator SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-11-26): Client acknowledged based on disaster inspection post declaration date that there was no damage to the property.			11/26/2024	Yes	2	B	B	B	B	B	B	B	B	B	B		[Redacted]	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A					No